WBI BullBear Value 3000 ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.0%
	Capital Goods - 8.4%
19,553	Emerson Electric Co.	1,917,172
6,693	Watsco, Inc. +	2,038,955

		3,956,127

	Energy - 21.7%
72,860	Baker Hughes	2,652,833
5,710	Chevron Corp.	929,759
19,351	ConocoPhillips	1,935,100
15,301	Devon Energy Corp.	904,748
6,721	Diamondback Energy, Inc.	921,315
15,354	EOG Resources, Inc.	1,830,657
4,266	Pioneer Natural Resources Co. +	1,066,628

		10,241,040

	Food & Staples Retailing - 4.0%
12,706	Walmart, Inc.	1,892,178

	Food, Beverage & Tobacco - 5.0%
8,893	Altria Group, Inc.	464,660
28,092	General Mills, Inc.	1,902,390

		2,367,050

	Health Care Equipment & Services - 13.0%
14,663	AmerisourceBergen Corp.	2,268,513
4,112	Anthem, Inc.	2,019,896
3,672	UnitedHealth Group, Inc. +	1,872,610

		6,161,019

	Insurance - 5.0%
75,483	Unum Group +	2,378,469

	Materials - 6.9%
10,806	Dow, Inc.	688,558
37,389	Olin Corp.	1,954,697
5,067	Westlake Chemical Corp. +	625,268

		3,268,523

	Pharmaceuticals, Biotechnology & Life Sciences - 17.1%
13,822	AbbVie, Inc.	2,240,684
8,220	Amgen, Inc.	1,987,760
27,205	Bristol-Myers Squibb Co.	1,986,781
22,749	Merck & Company, Inc. +	1,866,556

		8,081,781

	Semiconductors & Semiconductor Equipment - 4.2%
15,144	Applied Materials, Inc.	1,995,979

	Technology Hardware & Equipment - 4.5%
37,446	Cisco Systems, Inc.	2,087,989

	Transportation - 4.6%
10,177	United Parcel Service, Inc. - Class B	2,182,560

	Utilities - 4.6%
46,988	FirstEnergy Corp. +	2,154,870

	TOTAL COMMON STOCKS (Cost $44,465,347)	46,767,585

Shares/Amount	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 21.0%
9,929,806	Mount Vernon Liquid Assets Portfolio, LLC, 0.39% (a)(b)	9,929,806

	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,929,806)	9,929,806

	TOTAL INVESTMENTS - 120.0% (Cost $54,395,153)	56,697,391
	Liabilities in Excess of Other Assets - (20.0)%	(9,457,370)

	NET ASSETS - 100.0%	47,240,021

+	All or portion of this security is on loan as of March 31, 2022. Total value of securities on loan is $9,621,847.
(a)	The rate quoted is the annualized seven-day yield as of March 31, 2022.
(b)	Privately offered liquidity fund.

The accompanying notes are an integral part of these schedules of investments.